UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31, 2004

Date of reporting period:     November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
California Tax-Free Income Fund

11.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                  $348,107,100
(Cost $319,316,633)

California 87.27%                                                                                                    303,778,393
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Center for Int'l Schools Proj (G)              7.375   05-01-2018   BB+             4,300       4,510,614
Rev San Diego Hosp Assn Ser 2001A                                     6.125   08-15-2020   BBB+            2,000       2,145,300
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp Proj Ser 1997C                        Zero   09-01-2018   AAA             3,000       1,547,850
Anaheim, City of,
Rev Ref Cert of Part Reg Convention Ctr (P)                          10.889   07-16-2023   AAA             2,000       2,455,680
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)                                5.850   09-02-2015   BB+             1,400       1,493,324
Belmont Community Facilities District,
Rev Spec Tax Dist No. 2000 1 Library Proj Ser 2004A                   5.750   08-01-2024   AAA             1,000       1,159,080
California County Tobacco Securitization Agency,
Rev Asset Backed Bond Fresno County Fdg Corp                          6.000   06-01-2035   BBB             1,765       1,613,157
Rev Asset Backed Bond Kern County Corp Ser 2002A                      6.125   06-01-2043   BBB             2,000       1,840,640
Rev Asset Backed Bond Stanislaus Fdg Ser 2002A                        5.500   06-01-2033   Baa3            1,000         860,080
California Department of Water Resources,
Rev Pwr Supply Ser 2002A                                              5.375   05-01-2021   BBB+            4,000       4,274,680
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing Ser 1993B                     6.125   06-01-2009   Baa2              250         253,090
Rev Univ of San Diego Ser 2002A                                       5.500   10-01-2032   A2              1,435       1,488,755
California Health Facilities Financing Auth,
Rev Catholic Healthcare West Ser 2004G                                5.250   07-01-2023   BBB+            1,000       1,007,070
Rev Ref Insd de Las Companas Ser 1995A                                5.750   07-01-2015   AAA             2,000       2,078,280
Rev Ref Insd Hlth Facil-Small Facil Ser 1994B                         7.500   04-01-2022   BBB             2,000       2,070,000
California Infrastructure & Economic Development Bank,
Rev J David Gladstone Inst Proj                                       5.250   10-01-2034   A-              1,000       1,003,810
Rev Kaiser Hosp Asst I LLC Ser 2001A                                  5.550   08-01-2031   A               3,000       3,080,310
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas & Electric Ser 1996A                     5.350   12-01-2016   AAA             1,000       1,069,230
Rev Poll Control Southern Calif Edison Co                             6.900   12-01-2017   BBB               500         501,235
Rev Poll Control Southern Calif Edison Co Ser 1985A                   2.000   03-01-2008   BBB             2,000       1,977,980
Rev Solid Waste Disposal Keller Canyon Landfill Co Proj               6.875   11-01-2027   BB-             2,000       1,982,760
California Rural Home Mortgage Finance Auth,
Rev Single Family Mtg Backed Sec's Prog Ser 1996A                     7.750   05-01-2027   AAA                20          20,332
Rev Single Family Mtg Backed Sec's Prog Ser 1996A                     7.550   11-01-2026   AAA                25          25,401
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B                                             5.000   07-01-2023   AA-             5,000       5,399,350
California State Public Works Board,
Rev Lease Dept of Corrections Ser 1996A                               5.500   01-01-2015   AAA             5,145       5,416,296
Rev Lease Dept of Corrections Ser 1996A                               5.250   01-01-2021   AAA             4,500       4,622,895
Rev Lease Dept of Corrections Ser 2003C                               5.500   06-01-2018   A-              5,000       5,463,500
Rev Ref Lease Dept of Corrections State Prisons Ser 1993A             5.000   12-01-2019   AAA             5,000       5,373,750
Rev Ref Lease Various Univ of Calif Projs Ser 1993A                   5.500   06-01-2021   A+              1,250       1,263,025
California Statewide Communities Development Auth,
Rev Cert of Part Catholic Healthcare West                             6.500   07-01-2020   BBB+            4,365       4,839,476
Rev Kaiser Permanente Ser I                                           3.450   04-01-2035   A               2,000       1,955,060
Rev Ref Cert of Part Univ Corp Calif State Univ                       6.000   04-01-2026   AAA             1,620       1,709,878
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed Bond 2002A                        6.000   05-01-2037   Baa3            2,500       2,267,950
Rev Tobacco Settlement Asset Backed Bond 2002B                        6.000   05-01-2037   Baa3            4,000       3,628,720
California, State of,
Gen Oblig Unltd                                                       5.125   04-01-2023   A               2,000       2,078,840
Gen Oblig Unltd                                                       5.125   11-01-2024   A               3,500       3,614,940
Gen Oblig Unltd Ref                                                   4.750   04-01-2029   AAA             6,000       5,864,160
Gen Oblig Unltd Ref (P)                                               8.092   03-01-2016   AAA             6,255       7,266,809
Capistrano Unified School District,
Rev Spec Tax Community Facil Dist No. 92 1 (G)                        7.100   09-01-2021   AA              2,090       2,350,498
Rev Spec Tax Community Facil Dist No. 98 2 (G)                        5.750   09-01-2029   BB+             2,470       2,493,119
Rev Special Tax Community Facil Dist No. 90 2 (G)                     6.000   09-01-2033   BB                750         764,738
Rev Special Tax Community Facil Dist No. 90 2 (G)                     5.875   09-01-2023   BB                500         514,590
Carson, City of,
Rev Spec Assessment Imp Bond Act of 1915
Dist No. 2001 1 (G)                                                   6.375   09-02-2031   BB+             1,375       1,402,651
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec Ser 1997C                               Zero   09-01-2016   AAA             2,145       1,253,988
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil Ser 1999A                             5.000   06-01-2028   AAA             3,000       3,026,490
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)                                       5.875   09-01-2023   BB+             1,385       1,420,470
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)                                        7.100   08-01-2021   BBB               210         210,890
Culver City Redevelopment Finance Auth,
Rev Ref Tax Allocation Sub Ser 1999B (G)                              6.200   11-01-2018   BBB-            2,000       2,041,640
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)                                                  6.200   08-15-2011   BBB             1,865       1,983,539
Rev Ref Ser 1996 (G)                                                  6.000   08-15-2006   BBB             1,200       1,227,948
Fairfield Public Financing Auth,
Rev Pennsylvania Ave Storm Drain Proj Ser 1995A                       6.500   08-01-2021   A               1,085       1,120,718
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2025   BBB-            6,615       1,989,461
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2036   BBB-           30,000       4,485,000
Rev Ref Toll Rd Conv Cap Apprec Step Coupon
(5.875%, 07-15-09)(O)                                                  Zero   01-15-2026   BBB-            5,000       3,915,550
Rev Ref Toll Rd Sr Lien Ser 1995A                                     6.500   01-01-2032   AAA             1,665       1,810,155
Rev Ref Toll Rd Sr Lien Ser 1995A                                     6.000   01-01-2034   AAA            14,775      15,913,266
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A                                                     6.550   09-02-2012   BBB+            1,500       1,534,635
Fresno, City of,
Rev Swr Ser A 1                                                       5.250   09-01-2019   AAA             1,000       1,116,870
Fullerton Community Facilities District ,
Rev Spec Tax Amerige Heights Dist No. 1 (G)                           6.200   09-01-2032   BB              1,000       1,026,090
Golden State Tobacco Securitization Corp.,
Rev Tobacco Settlement Asset Backed Bond Ser 2003A                    6.250   06-01-2033   BBB             3,000       2,920,290
Rev Tobacco Settlement Asset Backed Bond Ser 2003B                    5.375   06-01-2028   A-              3,000       3,088,410
Irvine, City of,
Rev Meadows Mobile Home Park Ser 1998A (G)                            5.700   03-01-2028   BBB-            4,000       4,035,680
Irwindale Community Redevelopment Agency,
Rev Ref Tax Allocation Sub Lien Industrial Dev Proj (G)               7.050   06-01-2026   BBB             2,750       2,910,820
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C                                              Zero   08-01-2026   AAA             1,000         313,190
Lancaster School District,
Rev Ref Cert of Part Cap Apprec                                        Zero   04-01-2019   AAA             1,730         861,851
Rev Ref Cert of Part Cap Apprec                                        Zero   04-01-2022   AAA             1,380         570,575
Lee Lake Water District ,
Rev Spec Tax Cmty Facil Dist No. 2 Montecito Ranch (G)                6.125   09-01-2027   BB              1,200       1,221,324
Long Beach, City of,
Rev Ref Harbor Ser 1998A                                              6.000   05-15-2018   AAA             2,660       3,065,278
Rev Spec Tax Cmty Facil Dist No. 6 Pike (G)                           6.250   10-01-2026   BB-             2,500       2,557,175
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business Park Proj (G)                    6.400   09-01-2022   BB+             1,000       1,046,410
Los Angeles Community Redevelopment Financing Auth,
Rev MultiFamily Grand Central Square Ser 1993A                        5.850   12-01-2026   BBB-            2,000       2,006,760
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997 Ser 2002E                            5.500   07-01-2017   AAA             1,500       1,664,235
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)                            7.375   09-01-2027   BB              2,500       2,545,025
Mount Diablo Unified School District,
Gen Oblig Unltd Election of 2002                                      5.000   07-01-2018   AAA             4,680       4,992,577
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B                                   Zero   08-01-2022   AAA            14,200       5,590,682
Newport Beach, City of,
Rev Hoag Mem Presbyterian Hosp (P)                                    1.660   10-01-2022   AA              2,200       2,200,000
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj Ser 1990A                            7.000   05-01-2013   AAA               100         121,320
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj                                       5.000   02-01-2017   AAA             2,045       2,139,561
Orange, County of,
Rev Ref Cert of Part Recovery Ser 1996A                               5.800   07-01-2016   AAA             2,000       2,142,380
Rev Spec Assessment Impt Bond Act 1915 Ltd Oblig (G)                  5.750   09-02-2033   BB+             1,570       1,556,749
Rev Spec Tax Cmty Facil Dist No. 1 Ladera Ranch
Ser 2000A (G)                                                         6.250   08-15-2030   BB+             1,000       1,058,730
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds Ser 2001B                             Zero   09-01-2025   AAA             4,735       1,582,958
Pasadena, City of,
Cert of Part Ref Old Pasadena Parking Facil Proj                      6.250   01-01-2018   AA-             1,155       1,344,801
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1 Pkwy Business Ctr (G)                6.750   08-15-2015   BB              1,000       1,122,170
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)                                6.700   09-01-2030   BB              1,000       1,041,990
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)                                 7.000   07-01-2016   BBB+              950       1,003,172
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside County Ser 1993A                  6.500   06-01-2012   A+              1,000       1,167,440
Sacramento City Financing Auth,
Rev Sr Convention Ctr Hotel Ser 1999A (G)                             6.250   01-01-2030   BB+             5,000       5,176,950
Sacramento County Sanitation District,
Rev Ref Ser 2000A                                                     5.875   12-01-2027   AA              1,500       1,566,795
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P                                            5.250   08-15-2021   AAA             1,000       1,070,300
Sacramento Power Auth,
Rev Cogeneration Proj                                                 6.000   07-01-2022   BBB            12,000      12,607,440
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B                             6.875   08-01-2024   AAA               350         451,052
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2017   AAA             8,750       9,850,575
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B                                   Zero   08-01-2021   AAA             1,015         442,713
Gen Oblig Unltd Cap Apprec Ser 2000B                                   Zero   08-01-2023   AAA             1,080         414,936
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                              9.481   04-23-2008   AAA             1,000       1,206,200
Rev Ref Cert of Part Inverse Floater (P)                              9.481   04-22-2009   AAA               400         494,264
San Diego Redevelopment Agency,
Rev Ref Tax Allocation Cap Apprec Ser 1999B (G)                        Zero   09-01-2017   BB              1,600         824,176
Rev Ref Tax Allocation Cap Apprec Ser 1999B (G)                        Zero   09-01-2018   BB              1,700         816,289
Rev Ref Tax Allocation City Heights Proj Ser 1999A (G)                5.800   09-01-2028   BB              1,395       1,412,340
Rev Ref Tax Allocation City Heights Proj Ser 1999A (G)                5.750   09-01-2023   BB              1,000       1,020,930
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A                                   Zero   07-01-2021   AAA             2,500       1,094,950
Gen Oblig Unltd Election of 1998 Ser 2000B                            5.000   07-01-2025   AAA             2,450       2,503,851
San Francisco City & County Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission Ser 2001A (G)                       6.000   08-01-2025   BB              2,500       2,587,100
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv Ser 1993A                              5.000   10-01-2013   A-              2,145       2,318,144
San Joaquin Hills Transportation Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec Ser 1997A Step
Coupon (5.750%, 01-15-07) (O)                                          Zero   01-15-2021   BB              5,000       4,327,200
Rev Toll Rd Sr Lien                                                    Zero   01-01-2014   AAA             5,000       3,433,400
Rev Toll Rd Sr Lien                                                    Zero   01-01-2022   AAA             6,500       2,847,195
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3 Ser 1999A (G)                       6.000   08-01-2031   BB              1,305       1,319,146
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog                                           5.000   07-01-2021   AAA             1,815       1,957,768
Santa Ana Financing Auth,
Rev Lease Police Admin & Holding Facil Ser 1994A                      6.250   07-01-2019   AAA             1,790       2,158,722
Rev Lease Police Admin & Holding Facil Ser 1994A                      6.250   07-01-2024   AAA            10,000      12,064,700
Rev Ref Mainplace Proj Ser 1998D (G)                                  5.600   09-01-2019   BBB-            1,000       1,082,700
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs Ser 2000B                          5.500   05-15-2017   AAA             6,000       6,600,840
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)                             6.000   09-01-2030   BB+               500         505,370
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)                            6.375   09-01-2030   BB              1,495       1,522,104
Southern California Home Financing Auth,
Rev Single Family GNMA & FNMA Mtg Backed Secs
Ser 1992A                                                             6.750   09-01-2022   AAA                25          25,007
Southern California Public Power Auth,
Rev Ref Southern Transm Proj                                           Zero   07-01-2013   AAA             4,400       3,113,220
Tobacco Securitization Authority of Northern California,
Rev Asset Backed Bond Ser 2001A                                       5.375   06-01-2041   BBB             1,000         819,500
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr Ser 2001A                           5.500   06-01-2031   A+              2,000       2,056,880
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1                                 6.375   09-01-2035   AAA             1,000       1,156,160
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part                                                  5.000   07-01-2019   AAA             2,500       2,710,700
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Spec Tax Fashion Plaza Proj                   6.000   09-01-2022   AA              3,000       3,521,610

Florida 1.21%                                                                                                          4,228,150
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB              2,500       3,059,850
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB              1,000       1,168,300

Puerto Rico 11.52%                                                                                                    40,100,557
Childrens Trust Fund (The),
Rev Ref Tobacco Settlement Asset Backed Bond                          5.500   05-15-2039   BBB             1,000         917,360
Rev Ref Tobacco Settlement Asset Backed Bond                          5.375   05-15-2033   BBB               965         889,913
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the Commonwealth
of Puerto Rico) (P)                                                  10.220   07-01-2011   AAA             7,500       9,745,350
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                                  6.000   07-01-2026   A               1,000       1,033,180
Rev Ref Ser 1998A                                                     5.000   07-01-2038   AAA             5,000       5,044,600
Puerto Rico Highway and Transportation Auth,
Rev Ref Ser 1996Z                                                     6.250   07-01-2014   AAA             3,250       3,928,210
Puerto Rico Ind'l, Tourist, Ed'l, Med &
Environmental Control Facilities Financing Auth,
Rev Hosp de La Concepcion Ser 2000A                                   6.500   11-15-2020   AA                500         574,670
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                                     5.700   08-01-2025   BBB+            2,500       2,800,925
Puerto Rico, Commonwealth of,
Gen Oblig Unltd                                                       6.500   07-01-2015   A-              6,000       7,214,940
Gen Oblig Unltd Preref Pub Imp                                        5.125   07-01-2030   AAA             1,180       1,316,125
Gen Oblig Unltd Ser 975 (P)                                           8.080   07-01-2018   AAA             5,000       5,793,300
Gen Oblig Unltd Unref Bal Pub Imp                                     5.125   07-01-2030   AAA               820         841,984

Total investments 100.00%                                                                                           $348,107,100



John Hancock
California Tax-Free Income Fund
Interest rate swap contracts
November 30, 2004 (unaudited)

                                          Rate type
                    --------------------------------------------------
         Notional      Payments made                 Payments received      Termination      Appreciation
           amount            by Fund                           by Fund             date     (depreciation)
---------------------------------------------------------------------------------------------------------
       $6,000,000              3.73% (a)        Weekly Muni Swap Index         Jun 2015          $62,178
        6,000,000              3.63% (a)        Weekly Muni Swap Index         Jun 2015          114,665
        4,000,000              3.87% (a)        Weekly Muni Swap Index         Jul 2015           30,416
        5,500,000              5.02% (a)        Weekly Muni Swap Index         Jul 2015          (16,649)
       15,000,000              3.80% (a)        Weekly Muni Swap Index         Aug 2015          122,223
---------------------------------------------------------------------------------------------------------
                                                                                                $312,833

(a) Fixed rate


John Hancock
California Tax-Free Income Fund
Footnotes to Schedule of Investments
November 30, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on November 30, 2004, including short-term investments, was $319,316,633. Gross unrealized appreciation and depreciation of investments aggregated $30,105,391 and $1,314,924, respectively, resulting in net unrealized appreciation of $28,790,467.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock California Tax-Free Income Fund.

530Q1  11/04
        1/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005

By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005